De-SPAC Merger Transaction - Common Stock Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 26, 2022 D $ / shares shares	Dec. 21, 2022 shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Common Stock Warrants
Warrant to purchase each share	1
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50
Shares issued for warrants exercised				0
Cash proceeds | $			$ 2,632	$ 2,600
Westrock Public Warrants
Common Stock Warrants
Warrants	12,500,000
Warrant expiry term	5 years
Redemption price | $ / shares	$ 0.01
Number of trading days | D	20
Number of trading days before warrant redemption notice | D	30
Number of business days | D	3
Share price (in dollars per share) | $ / shares	$ 18.00
Warrants exercised		527,084		228,796
Shares issued for warrants exercised				228,796
Westrock Public Warrants | Minimum
Common Stock Warrants
Term of redemption notice to share holders	30 days
Westrock Private Warrants
Common Stock Warrants
Warrants	7,400,000
Warrant exercisable term	30 days
Common Stock
Common Stock Warrants
Shares issued for warrants exercised		94,453		94,000